Other Expenses (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Voluntary special contribution	$ 285,973	$ 246,022	$ 250,283